Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 03, 2025	Sep. 27, 2024	Sep. 29, 2023	Sep. 30, 2022	Oct. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Fiscal Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for non-PEO NEOs(3) (d)	Average Compensation Actually Paid to non-PEO NEOs(2) (e)	Total Shareholder Return(4) (f)	Peer Group Total Shareholder Return(4) (g)	Net Income ($M)(5) (h)	Adjusted EBIT ($M)(6) (i)
2025	$4,634,688	$4,137,503	$1,391,802	$1,281,334	$96.52	$135.18	$(69.9)	$75.4
2024	$4,749,493	$1,120,801	$1,290,131	$591,607	$96.36	$128.04	$(48.3)	$46.0
2023	$4,520,898	$3,662,554	$1,193,495	$1,007,091	$151.90	$103.50	$47.9	$95.6
2022	$4,468,518	$1,174,621	$1,287,188	$488,292	$170.90	$96.43	$30.8	$108.1
2021	$4,693,287	$10,133,081	$1,223,857	$2,735,407	$231.04	$128.45	$17.9	$99.3
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO (Sanyal) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) and (e) represent the amount of CAP, as computed in accordance with SEC rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation — Summary Compensation Table” for additional information). As such, CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The following table details these adjustments:

Fiscal Year		SCT (a)	Less: Grant Date Value of New Awards (b)	Plus: Year End Value of New Awards (i)	Plus (less): Change in Value of Prior Awards (ii)	Plus (less): Change in Value of Vested Awards (iii)	Less: Prior Year End Value of Failed to Vest Awards (iv)	CAP
2025	PEO	$4,634,688	$(2,662,978)	$2,009,221	$(27,636)	$184,208	—	$4,137,503
2025	NEOs	$1,391,802	$(537,464)	$405,517	$(5,224)	$26,702	—	$1,281,334

(a)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(i – iv)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year. This year-end value was calculated using the same methodology as (b);

(ii)
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year;

(iii)
Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;

(iv)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

2025	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Mark S. Jonaitis
2024	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Karen L. Aranki
2023	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Mark S. Jonaitis
2022	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Brian W. Giambattista
2021	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Brian W. Giambattista

(4)
TSR determined in Column (f) is determined based on the value of an initial fixed investment of $100 in VREX on October 2, 2020, through the end of the listed fiscal year. TSR determined in Column (g) is determined based on the value of an initial fixed investment of $100 in the Dow Jones Medical Equipment Index on October 2, 2020, through the end of the listed fiscal year. We also use Dow Jones Medical Equipment Index in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended October 3, 2025.

(5)
The dollar amounts in Column (h) are VREX’s GAAP Net Income for each fiscal year (in millions). The amounts in Column (h) for 2021-2024 have been revised from prior years’ presentation of the Company’s net income after deducting non-controlling interest.
(6)
The Compensation Committee has selected Adjusted EBIT as the Company Selected Measure, which is the most important financial measure that links company performance with CAP. For additional information regarding how we calculate Adjusted EBIT see “Fiscal Year 2025 MIP Framework” beginning on page 39 of this Proxy Statement. Dollar amounts in Column (i) are VREX’s Adjusted EBIT for each fiscal year (in millions).

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO (Sanyal) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

2025	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Mark S. Jonaitis
2024	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Karen L. Aranki
2023	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Mark S. Jonaitis
2022	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Brian W. Giambattista
2021	Shubham Maheshwari, Kimberley E. Honeysett, Andrew J. Hartmann, and Brian W. Giambattista

Peer Group Issuers, Footnote
(4)
TSR determined in Column (f) is determined based on the value of an initial fixed investment of $100 in VREX on October 2, 2020, through the end of the listed fiscal year. TSR determined in Column (g) is determined based on the value of an initial fixed investment of $100 in the Dow Jones Medical Equipment Index on October 2, 2020, through the end of the listed fiscal year. We also use Dow Jones Medical Equipment Index in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended October 3, 2025.

PEO Total Compensation Amount	$ 4,634,688	$ 4,749,493	$ 4,520,898	$ 4,468,518	$ 4,693,287
PEO Actually Paid Compensation Amount	$ 4,137,503	1,120,801	3,662,554	1,174,621	10,133,081
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) and (e) represent the amount of CAP, as computed in accordance with SEC rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation — Summary Compensation Table” for additional information). As such, CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The following table details these adjustments:

Fiscal Year		SCT (a)	Less: Grant Date Value of New Awards (b)	Plus: Year End Value of New Awards (i)	Plus (less): Change in Value of Prior Awards (ii)	Plus (less): Change in Value of Vested Awards (iii)	Less: Prior Year End Value of Failed to Vest Awards (iv)	CAP
2025	PEO	$4,634,688	$(2,662,978)	$2,009,221	$(27,636)	$184,208	—	$4,137,503
2025	NEOs	$1,391,802	$(537,464)	$405,517	$(5,224)	$26,702	—	$1,281,334

(a)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(i – iv)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year. This year-end value was calculated using the same methodology as (b);

(ii)
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year;

(iii)
Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;

(iv)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.

Non-PEO NEO Average Total Compensation Amount	$ 1,391,802	1,290,131	1,193,495	1,287,188	1,223,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,281,334	591,607	1,007,091	488,292	2,735,407
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in column (c) and (e) represent the amount of CAP, as computed in accordance with SEC rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation — Summary Compensation Table” for additional information). As such, CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The following table details these adjustments:

Fiscal Year		SCT (a)	Less: Grant Date Value of New Awards (b)	Plus: Year End Value of New Awards (i)	Plus (less): Change in Value of Prior Awards (ii)	Plus (less): Change in Value of Vested Awards (iii)	Less: Prior Year End Value of Failed to Vest Awards (iv)	CAP
2025	PEO	$4,634,688	$(2,662,978)	$2,009,221	$(27,636)	$184,208	—	$4,137,503
2025	NEOs	$1,391,802	$(537,464)	$405,517	$(5,224)	$26,702	—	$1,281,334

(a)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(i – iv)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year. This year-end value was calculated using the same methodology as (b);

(ii)
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year;

(iii)
Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;

(iv)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures.   As described in more detail in our Compensation Discussion and Analysis above, a mix of performance measures are used in order to align executive pay with Company performance. As required by SEC rules, the financial performance measures identified as the most important for NEOs’ 2025 compensation decisions are listed in the table below.
Most Important Performance Measures Driving Compensation Actually Paid
Adjusted EBITDA Margin
Relative Total Shareholder Return
Adjusted EBIT

Total Shareholder Return Amount	$ 96.52	96.36	151.9	170.9	231.04
Peer Group Total Shareholder Return Amount	135.18	128.04	103.5	96.43	128.45
Net Income (Loss)	$ (69,900,000)	$ (48,300,000)	$ 47,900,000	$ 30,800,000	$ 17,900,000
Company Selected Measure Amount	75,400,000	46,000,000	95,600,000	108,100,000	99,300,000
PEO Name	Sunny Sanyal
Equity Awards Adjustments, Footnote
(a)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(i – iv)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year. This year-end value was calculated using the same methodology as (b);

(ii)
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year;

(iii)
Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;

(iv)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description
(6)
The Compensation Committee has selected Adjusted EBIT as the Company Selected Measure, which is the most important financial measure that links company performance with CAP. For additional information regarding how we calculate Adjusted EBIT see “Fiscal Year 2025 MIP Framework” beginning on page 39 of this Proxy Statement. Dollar amounts in Column (i) are VREX’s Adjusted EBIT for each fiscal year (in millions).

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,662,978)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,009,221
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,636)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	184,208
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(537,464)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	405,517
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,224)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,702
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0